OTHER INCOME AND EXPENSES AND LOSSES PER SHARE - Schedule of finance costs (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2022 VND (₫)
OTHER INCOME AND EXPENSES AND LOSSES PER SHARE
Contractual coupons on loans and borrowings	₫ 15,661,165	$ 643,565,441	₫ 10,129,306		₫ 6,527,870
Change in amortized costs of financial instruments measured at amortized cost	2,893,999	118,923,320	3,189,365	[1]	2,124,550	[1]
Others	552,986	22,723,896	463,434		76,859
Total	₫ 19,108,150	$ 785,212,657	₫ 13,782,105	[1]	₫ 8,729,279	[1]

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).